CONSOLIDATED BALANCE SHEETS (USD $)	Jan. 03, 2014		Dec. 28, 2012
Current assets:
Cash and cash equivalents	$ 283,700,000		$ 314,500,000
Accounts receivable, including retentions of $116.6 and $114.4, respectively	1,392,600,000		1,554,800,000
Costs and accrued earnings in excess of billings on contracts	1,521,500,000		1,384,300,000
Less receivable allowances	(65,100,000)		(69,700,000)
Net accounts receivable	2,849,000,000		2,869,400,000
Deferred tax assets	35,600,000		67,600,000
Inventory	49,200,000		61,500,000
Other current assets	173,200,000		204,200,000
Total current assets	3,390,700,000		3,517,200,000
Investments in and advances to unconsolidated joint ventures	245,600,000		278,300,000
Property and equipment, net	608,100,000	[1],[2]	687,500,000	[1],[2]
Intangible assets, net	569,700,000		692,200,000
Goodwill	3,695,600,000		3,721,600,000
Other long-term assets	208,300,000		364,200,000
Total assets	8,718,000,000		9,261,000,000
Current liabilities:
Current portion of long-term debt	44,600,000		71,800,000
Accounts payable and subcontractors payable, including retentions of $29.2 and $32.3, respectively	688,300,000		803,500,000
Accrued salaries and employee benefits	507,400,000		558,800,000
Billings in excess of costs and accrued earnings on contracts	233,100,000		289,100,000
Other current liabilities	365,200,000		277,800,000
Total current liabilities	1,838,600,000		2,001,000,000
Long-term debt	1,666,900,000		1,992,500,000
Deferred tax liabilities	444,200,000		379,900,000
Self-insurance reserves	127,200,000		129,800,000
Pension and post-retirement benefit obligations	285,700,000		300,900,000
Other long-term liabilities	128,400,000		271,000,000
Total liabilities	4,491,000,000		5,075,100,000
Commitments and contingencies
URS stockholders' equity:
Preferred stock, authorized 3.0 shares; no shares outstanding	0		0
Common stock par value $.01; authorized 200.0 shares; 89.1 and 88.9 shares issued, respectively; and 75.0 and 76.8 shares outstanding, respectively	900,000		900,000
Treasury stock, 14.1 and 12.1 shares at cost, respectively	(588,200,000)		(494,900,000)
Additional paid-in capital	3,038,100,000		3,003,900,000
Accumulated other comprehensive loss	(200,300,000)		(113,200,000)
Retained earnings	1,830,700,000		1,647,300,000
Total URS stockholders' equity	4,081,200,000		4,044,000,000
Noncontrolling interests	145,800,000		141,900,000
Total stockholders' equity	4,227,000,000		4,185,900,000
Total liabilities and stockholders' equity	$ 8,718,000,000		$ 9,261,000,000

[1]	The unamortized computer software costs were $76.0 million and $71.1 million, respectively, as of January 3, 2014 and December 28, 2012.
[2]	Property and equipment, net is categorized by the location of incorporation of the legal entities.